Income Taxes (Details Narrative) (Huale Group Co.Limited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforward	$ 1,065,588	$ 607,866	$ 418,712	$ 322,868
Hong Kong [Member]
Income tax rate	16.50%		16.50%
PRC [Member]
Income tax rate	25.00%		25.00%
Huale Group Co., Ltd ("HGL") [Member]
Net operating loss carryforward		$ 567,000
Huale Group Co., Ltd ("HGL") [Member] | Hong Kong [Member]
Income tax rate		16.50%
Huale Group Co., Ltd ("HGL") [Member] | PRC [Member]
Income tax rate		25.00%